STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Investor, Placement Agent1 and Placement Agent2 Warrants [Member]
Schedule of Fair Value of Warrants [Table Text Block]
               The following tables reflect assumptions used to determine the fair value of the Warrants:

		April-June 2011	December 2011
	Fair Value Hierarchy Level	Investor Warrants	Placement Agent Warrants	Placement Agent Warrants

Indexed shares		5,256,800	788,520	788,520
Exercise price		$1.60	$1.60	$1.25

Significant assumptions:
Stock price	3	$0.906	$0.906	$0.906
Remaining term	3	6 years	6 years	6 years
Risk free rate	2	2.49%	1.12%	1.12%
Expected volatility	3	53.55%	54.21%	54.21%

Acueity Warrants [Member]
Schedule of Fair Value of Warrants [Table Text Block]

The Acueity Warrants were valued at $762,353 or $2.3457 per warrant. The following tables reflect assumptions used to determine the fair value of the Warrants:

	Fair Value Hierarchy	September 2012
	Level	Acueity Warrants

Indexed shares		325,000
Exercise price		$5.00

Significant assumptions:
Stock price	3	$5.00
Remaining term	3	5 years
Risk free rate	2	0.62%
Expected volatility	3	56.54%